Disposal of the Discontinued Operations of the Nfid Business	9 Months Ended
Sep. 30, 2021
Discontinued Operations and Disposal Groups [Abstract]
DISPOSAL OF THE DISCONTINUED OPERATIONS OF THE NFID BUSINESS

NOTE 4 – DISPOSAL OF THE DISCONTINUED OPERATIONS OF THE NFID BUSINESS

On September 30, 2021, the Company entered into and closed on an Asset Purchase Agreement (see Note 1) with NFID, LLC, an unrelated party, a Florida limited liability company, whereby the Company sold certain assets, properties, and rights in connection with its NFID trademark name, logos, domain, and apparel clothing and accessories for a purchase price of $60,000 in the form of a promissory note amounting to $60,000. The promissory note bears 8% interest per annum and matures on October 1, 2023. Note receivable – non-current amounted to $60,000 as of September 30, 2021.

ASC 205-20 “Discontinued Operations” establishes that the disposal or abandonment of a component of an entity or a group of components of an entity should be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. As a result, the component’s results of operations have been classified as discontinued operations on a retrospective basis for all periods presented. Accordingly, the results of operations of this component, for all periods, are separately reported as “discontinued operations” on the condensed consolidated statements of operations.

As of September 30, 2021 and December 31, 2020, assets of discontinued operations amounted $0 and $33,484, respectively, which primarily consisted of NFID inventory.

The following table set forth the selected financial data of the Company’s gain from sale of the NFID business for the three and nine months ended September 30, 2021.

September 30, 2021
Assets:
Current assets:
Inventory, net	$58,447
Total assets	$58,447

Liabilities:
Current liabilities:
Total liabilities	$-

Carrying value of NFID business on date of sale	$58,447
Total consideration	(60,000)
Net gain from sale of NFID business	$1,553

The summarized operating result of discontinued operations of the NFID Business included in the Company’s unaudited condensed consolidated statements of operations for the three and nine months ended September 30, 2021 and 2020 is as follows:

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2021	2020	2021	2020
Product sales, net	$39,236	$16,285	$119,541	$18,795
Cost of sales	30,637	29,450	98,998	30,866
Gross profit (loss)	8,599	(13,165)	20,543	(12,071)
Total operating and other non-operating expenses	(97,471)	(64,162)	(249,565)	(170,058)
Gain from sale of NFID business	1,553	-	1,553	-

Loss from discontinued operations	$(87,319)	$(77,327)	$(227,469)	$(182,129)